Other operational loss (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 29, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Operational Loss [Abstract]
Percentage of future proceeds sold	45.00%
Sale of future claims proceeds	$ 5,000
Loss Contingencies [Line Items]
Other operational loss		$ 0	$ 94	$ 1,125
Commercial claim
Loss Contingencies [Line Items]
Other operational loss				$ 1,125